Income tax - Additional Information (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses | €				€ 88.3	€ 74.7	€ 60.2
Deferred tax rate	25.80%	25.80%	27.40%
Unused Tax Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses | €				€ 86.2	€ 74.2	€ 59.6
FRANCE | Unused Tax Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset) | $	$ 331.0	$ 284.0	$ 235.0
UNITED STATES | Unused Tax Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset) | $	$ 3.1	$ 3.7	$ 4.3